Allowance for expected credit losses - Disclosure of Generation of Multiple Economic Assumptions by Quarter and by Year (Details)	Dec. 31, 2024	Dec. 31, 2023
Upside | Weighted average
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.60%	1.40%
Unemployment rate	3.20%	3.30%
House price growth	5.10%	4.70%
Commercial real estate price growth	3.70%	2.20%
UK Bank Rate	5.08%	5.37%
CPI inflation	2.80%	3.90%
Base case | Weighted average
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.20%	1.10%
Unemployment rate	4.50%	4.90%
House price growth	2.00%	1.00%
Commercial real estate price growth	1.10%	(0.90%)
UK Bank Rate	3.98%	4.08%
CPI inflation	2.50%	3.50%
Downside | Weighted average
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.50%	0.50%
Unemployment rate	6.40%	6.80%
House price growth	(2.40%)	(3.40%)
Commercial real estate price growth	(2.70%)	(4.40%)
UK Bank Rate	2.36%	2.51%
CPI inflation	2.10%	3.20%
Severe downside | Weighted average
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	(0.10%)	0.10%
Unemployment rate	8.40%	8.80%
House price growth	(6.70%)	(8.20%)
Commercial real estate price growth	(7.50%)	(10.30%)
UK Bank Rate – modelled	1.62%	1.67%
UK Bank Rate - adjusted	3.19%	4.56%
CPI inflation – modelled	1.70%	2.60%
CPI inflation - adjusted	2.10%	4.20%
Probability-weighted | Weighted average
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.00%	0.90%
Unemployment rate	5.10%	5.40%
House price growth	0.80%	(0.10%)
Commercial real estate price growth	(0.10%)	(1.90%)
UK Bank Rate – modelled	3.59%	3.75%
UK Bank Rate - adjusted	3.74%	4.04%
CPI inflation – modelled	2.40%	3.40%
CPI inflation - adjusted	2.40%	3.60%
Upside | Start to peak %
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	8.90%	8.10%
Unemployment rate	4.40%	4.20%
House price growth	28.20%	25.70%
Commercial real estate price growth	20.00%	11.50%
UK Bank Rate	5.50%	5.79%
CPI inflation	3.50%	10.20%
Upside | Start to trough %
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.70%	0.20%
Unemployment rate	2.70%	3.00%
House price growth	0.40%	(1.20%)
Commercial real estate price growth	(0.80%)	(3.90%)
UK Bank Rate	4.50%	4.25%
CPI inflation	2.00%	2.10%
Base case | Start to peak %
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	7.00%	6.40%
Unemployment rate	4.80%	5.20%
House price growth	10.50%	4.80%
Commercial real estate price growth	5.40%	(1.20%)
UK Bank Rate	5.25%	5.25%
CPI inflation	3.50%	10.20%
Base case | Start to trough %
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.70%	0.20%
Unemployment rate	4.20%	3.90%
House price growth	0.40%	(1.20%)
Commercial real estate price growth	(0.80%)	(5.30%)
UK Bank Rate	3.50%	3.00%
CPI inflation	2.00%	2.10%
Downside | Start to peak %
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	3.20%	3.40%
Unemployment rate	7.50%	8.00%
House price growth	4.00%	2.00%
Commercial real estate price growth	0.70%	(1.20%)
UK Bank Rate	5.25%	5.25%
CPI inflation	3.50%	10.20%
Downside | Start to trough %
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.00%	(1.20%)
Unemployment rate	4.20%	3.90%
House price growth	(11.40%)	(15.70%)
Commercial real estate price growth	(12.90%)	(20.40%)
UK Bank Rate	0.59%	0.43%
CPI inflation	0.90%	1.00%
Severe downside | Start to peak %
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.20%	1.00%
Unemployment rate	10.20%	10.50%
House price growth	3.40%	2.00%
Commercial real estate price growth	0.70%	(1.20%)
UK Bank Rate – modelled	5.25%	5.25%
UK Bank Rate - adjusted	5.25%	6.75%
CPI inflation – modelled	3.50%	10.20%
CPI inflation - adjusted	3.90%	10.20%
Severe downside | Start to trough %
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	(2.40%)	(2.90%)
Unemployment rate	4.20%	3.90%
House price growth	(29.20%)	(35.00%)
Commercial real estate price growth	(32.30%)	(41.80%)
UK Bank Rate – modelled	0.02%	0.02%
UK Bank Rate - adjusted	1.88%	3.00%
CPI inflation – modelled	(0.20%)	(0.30%)
CPI inflation - adjusted	0.70%	0.90%
Probability-weighted | Start to peak %
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	5.70%	5.40%
Unemployment rate	5.50%	6.00%
House price growth	5.30%	2.00%
Commercial real estate price growth	0.70%	(1.20%)
UK Bank Rate – modelled	5.25%	5.25%
UK Bank Rate - adjusted	5.25%	5.42%
CPI inflation – modelled	3.50%	10.20%
CPI inflation - adjusted	3.50%	10.20%
Probability-weighted | Start to trough %
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.70%	0.10%
Unemployment rate	4.20%	3.90%
House price growth	0.40%	(2.80%)
Commercial real estate price growth	(1.30%)	(9.90%)
UK Bank Rate – modelled	2.88%	2.59%
UK Bank Rate - adjusted	3.06%	2.89%
CPI inflation – modelled	1.80%	1.90%
CPI inflation - adjusted	1.90%	2.00%
2024% | Upside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.80%	0.30%
Unemployment rate	4.30%	4.00%
House price growth	3.40%	1.90%
Commercial real estate price growth	0.70%	(3.90%)
UK Bank Rate	5.06%	4.94%
CPI inflation	2.60%	7.30%
2024% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.80%	0.30%
Unemployment rate	4.30%	4.20%
House price growth	3.40%	1.40%
Commercial real estate price growth	0.70%	(5.10%)
UK Bank Rate	5.06%	4.94%
CPI inflation	2.60%	7.30%
2024% | Downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.80%	0.20%
Unemployment rate	4.30%	4.30%
House price growth	3.40%	1.30%
Commercial real estate price growth	0.70%	(6.00%)
UK Bank Rate	5.06%	4.94%
CPI inflation	2.60%	7.30%
2024% | Severe downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.80%	0.10%
Unemployment rate	4.30%	4.50%
House price growth	3.40%	0.60%
Commercial real estate price growth	0.70%	(7.70%)
UK Bank Rate – modelled	5.06%	4.94%
UK Bank Rate - adjusted	5.06%	4.94%
CPI inflation – modelled	2.60%	7.30%
CPI inflation - adjusted	2.60%	7.60%
2024% | Probability-weighted
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.80%	0.30%
Unemployment rate	4.30%	4.20%
House price growth	3.40%	1.40%
Commercial real estate price growth	0.70%	(5.30%)
UK Bank Rate – modelled	5.06%	4.94%
UK Bank Rate - adjusted	5.06%	4.94%
CPI inflation – modelled	2.60%	7.30%
CPI inflation - adjusted	2.60%	7.40%
2025% | Upside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.90%	1.50%
Unemployment rate	3.50%	3.30%
House price growth	3.70%	0.80%
Commercial real estate price growth	7.80%	9.00%
UK Bank Rate	4.71%	5.72%
CPI inflation	2.80%	2.70%
2025% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.00%	0.50%
Unemployment rate	4.70%	4.90%
House price growth	2.10%	(2.20%)
Commercial real estate price growth	0.30%	(0.20%)
UK Bank Rate	4.19%	4.88%
CPI inflation	2.80%	2.70%
2025% | Downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	(0.50%)	(1.00%)
Unemployment rate	6.00%	6.50%
House price growth	0.60%	(4.50%)
Commercial real estate price growth	(7.80%)	(8.70%)
UK Bank Rate	3.53%	3.95%
CPI inflation	2.80%	2.80%
2025% | Severe downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	(1.90%)	(2.30%)
Unemployment rate	7.70%	8.70%
House price growth	(0.80%)	(7.60%)
Commercial real estate price growth	(17.40%)	(19.50%)
UK Bank Rate – modelled	2.68%	2.75%
UK Bank Rate - adjusted	4.03%	6.56%
CPI inflation – modelled	2.80%	2.70%
CPI inflation - adjusted	3.60%	7.50%
2025% | Probability-weighted
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.50%	0.10%
Unemployment rate	5.00%	5.30%
House price growth	1.80%	(2.50%)
Commercial real estate price growth	(1.70%)	(1.90%)
UK Bank Rate – modelled	4.00%	4.64%
UK Bank Rate - adjusted	4.13%	5.02%
CPI inflation – modelled	2.80%	2.70%
CPI inflation - adjusted	2.90%	3.20%
2026% | Upside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	2.20%	1.70%
Unemployment rate	2.80%	3.10%
House price growth	6.50%	6.90%
Commercial real estate price growth	6.70%	3.80%
UK Bank Rate	5.02%	5.61%
CPI inflation	2.60%	3.10%
2026% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.40%	1.20%
Unemployment rate	4.70%	5.20%
House price growth	1.00%	0.50%
Commercial real estate price growth	2.50%	0.10%
UK Bank Rate	3.63%	4.00%
CPI inflation	2.40%	2.90%
2026% | Downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	(0.40%)	(0.10%)
Unemployment rate	7.40%	7.80%
House price growth	(5.50%)	(6.00%)
Commercial real estate price growth	(3.10%)	(4.00%)
UK Bank Rate	1.56%	1.96%
CPI inflation	2.30%	2.70%
2026% | Severe downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	(1.50%)	(0.50%)
Unemployment rate	10.00%	10.40%
House price growth	(12.40%)	(13.30%)
Commercial real estate price growth	(8.50%)	(10.60%)
UK Bank Rate – modelled	0.28%	0.49%
UK Bank Rate - adjusted	2.70%	4.56%
CPI inflation – modelled	1.90%	2.20%
CPI inflation - adjusted	2.10%	3.50%
2026% | Probability-weighted
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.80%	0.80%
Unemployment rate	5.50%	5.90%
House price growth	(0.70%)	(0.90%)
Commercial real estate price growth	1.00%	(1.10%)
UK Bank Rate – modelled	3.09%	3.52%
UK Bank Rate - adjusted	3.33%	3.93%
CPI inflation – modelled	2.40%	2.80%
CPI inflation - adjusted	2.40%	3.00%
2027% | Upside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.50%	1.70%
Unemployment rate	2.70%	3.10%
House price growth	6.60%	7.20%
Commercial real estate price growth	3.20%	1.30%
UK Bank Rate	5.19%	5.38%
CPI inflation	2.90%	3.20%
2027% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.50%	1.70%
Unemployment rate	4.50%	5.20%
House price growth	1.40%	1.60%
Commercial real estate price growth	1.90%	0.00%
UK Bank Rate	3.50%	3.50%
CPI inflation	2.40%	2.50%
2027% | Downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.00%	1.50%
Unemployment rate	7.40%	7.90%
House price growth	(6.60%)	(5.60%)
Commercial real estate price growth	(0.90%)	(2.10%)
UK Bank Rate	0.96%	1.13%
CPI inflation	1.80%	1.80%
2027% | Severe downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.70%	1.30%
Unemployment rate	10.00%	10.50%
House price growth	(13.60%)	(12.70%)
Commercial real estate price growth	(5.50%)	(7.70%)
UK Bank Rate – modelled	0.08%	0.13%
UK Bank Rate - adjusted	2.23%	3.63%
CPI inflation – modelled	1.00%	0.90%
CPI inflation - adjusted	1.40%	1.30%
2027% | Probability-weighted
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.20%	1.60%
Unemployment rate	5.40%	5.90%
House price growth	(1.00%)	(0.30%)
Commercial real estate price growth	0.70%	(1.00%)
UK Bank Rate – modelled	2.90%	3.02%
UK Bank Rate - adjusted	3.12%	3.37%
CPI inflation – modelled	2.20%	2.30%
CPI inflation - adjusted	2.30%	2.40%
2028% | Upside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.40%	1.90%
Unemployment rate	2.80%	3.10%
House price growth	5.40%	6.80%
Commercial real estate price growth	0.50%	1.30%
UK Bank Rate	5.42%	5.18%
CPI inflation	3.00%	3.10%
2028% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.50%	1.90%
Unemployment rate	4.50%	5.00%
House price growth	2.40%	3.50%
Commercial real estate price growth	0.00%	0.80%
UK Bank Rate	3.50%	3.06%
CPI inflation	2.20%	2.20%
2028% | Downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.50%	2.00%
Unemployment rate	7.10%	7.60%
House price growth	(3.40%)	(1.70%)
Commercial real estate price growth	(2.30%)	(1.20%)
UK Bank Rate	0.68%	0.55%
CPI inflation	1.20%	1.10%
2028% | Severe downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.30%	1.80%
Unemployment rate	9.70%	10.10%
House price growth	(8.80%)	(7.50%)
Commercial real estate price growth	(5.70%)	(5.20%)
UK Bank Rate – modelled	0.02%	0.03%
UK Bank Rate - adjusted	1.95%	3.13%
CPI inflation – modelled	0.10%	(0.20%)
CPI inflation - adjusted	0.80%	1.00%
2028% | Probability-weighted
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	1.40%	1.90%
Unemployment rate	5.30%	5.70%
House price growth	0.40%	1.80%
Commercial real estate price growth	(1.10%)	(0.20%)
UK Bank Rate – modelled	2.88%	2.64%
UK Bank Rate - adjusted	3.08%	2.95%
CPI inflation – modelled	1.90%	1.90%
CPI inflation - adjusted	2.00%	2.00%
First quarter 2024% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.70%	0.30%
Unemployment rate	4.30%	3.90%
House price growth	0.40%	1.60%
Commercial real estate price growth	(5.30%)	(18.80%)
UK Bank Rate	5.25%	4.25%
CPI inflation	3.50%	10.20%
Second quarter 2024% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.40%	0.00%
Unemployment rate	4.20%	4.20%
House price growth	1.80%	(2.60%)
Commercial real estate price growth	(4.70%)	(21.20%)
UK Bank Rate	5.25%	5.00%
CPI inflation	2.10%	8.40%
Third quarter 2024% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.00%	(0.10%)
Unemployment rate	4.30%	4.20%
House price growth	4.60%	(4.50%)
Commercial real estate price growth	(2.80%)	(18.20%)
UK Bank Rate	5.00%	5.25%
CPI inflation	2.00%	6.70%
Fourth quarter 2024% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.10%	0.00%
Unemployment rate	4.40%	4.30%
House price growth	3.40%	1.40%
Commercial real estate price growth	0.70%	(5.10%)
UK Bank Rate	4.75%	5.25%
CPI inflation	2.50%	4.00%
First quarter 2025% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.20%	0.10%
Unemployment rate	4.50%	4.50%
House price growth	3.60%	(1.10%)
Commercial real estate price growth	1.80%	(4.10%)
UK Bank Rate	4.50%	5.25%
CPI inflation	2.40%	3.80%
Second quarter 2025% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.30%	0.20%
Unemployment rate	4.60%	4.80%
House price growth	4.00%	(1.50%)
Commercial real estate price growth	1.40%	(3.80%)
UK Bank Rate	4.25%	5.00%
CPI inflation	3.00%	2.10%
Third quarter 2025% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.30%	0.30%
Unemployment rate	4.70%	5.00%
House price growth	3.00%	0.50%
Commercial real estate price growth	0.90%	(2.20%)
UK Bank Rate	4.00%	4.75%
CPI inflation	2.90%	2.30%
Fourth quarter 2025% | Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Gross domestic product growth	0.30%	0.30%
Unemployment rate	4.80%	5.20%
House price growth	2.10%	(2.20%)
Commercial real estate price growth	0.30%	(0.20%)
UK Bank Rate	4.00%	4.50%
CPI inflation	2.70%	2.80%